Schedule of Investments(a)
Invesco S&P 500 Revenue ETF (RWL)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-7.33%
Activision Blizzard, Inc.	10,289	$760,872
Alphabet, Inc., Class A(b)	133,003	13,431,973
Alphabet, Inc., Class C(b)	131,649	13,355,791
AT&T, Inc.	926,327	17,859,585
Charter Communications, Inc., Class A(b)	13,899	5,438,540
Comcast Corp., Class A	364,578	13,358,138
DISH Network Corp., Class A(b)(c)	95,397	1,531,122
Electronic Arts, Inc.	5,893	770,686
Fox Corp., Class A	21,389	694,073
Fox Corp., Class B	23,095	704,859
Interpublic Group of Cos., Inc. (The)	39,911	1,371,342
Live Nation Entertainment, Inc.(b)(c)	13,234	962,906
Lumen Technologies, Inc.(c)	201,730	1,103,463
Match Group, Inc.(b)(c)	5,585	282,378
Meta Platforms, Inc., Class A(b)	74,923	8,848,406
Netflix, Inc.(b)	14,114	4,312,250
News Corp., Class A	31,422	601,731
News Corp., Class B(c)	31,003	603,008
Omnicom Group, Inc.	21,413	1,707,901
Paramount Global, Class B	133,665	2,683,993
Take-Two Interactive Software, Inc.(b)	3,153	333,241
T-Mobile US, Inc.(b)	58,480	8,857,381
Verizon Communications, Inc.	337,613	13,160,155
Walt Disney Co. (The)(b)	75,652	7,404,061
Warner Bros Discovery, Inc.(b)	156,777	1,787,258
		121,925,113
Consumer Discretionary-11.67%
Advance Auto Parts, Inc.	6,489	979,774
Amazon.com, Inc.(b)	386,912	37,352,485
Aptiv PLC(b)	17,528	1,869,712
AutoZone, Inc.(b)	758	1,954,882
Bath & Body Works, Inc.	20,720	880,600
Best Buy Co., Inc.	68,504	5,843,391
Booking Holdings, Inc.(b)	774	1,609,494
BorgWarner, Inc.	40,325	1,714,216
Caesars Entertainment, Inc.(b)	22,736	1,155,216
CarMax, Inc.(b)(c)	39,172	2,716,970
Carnival Corp.(b)(c)	59,538	591,212
Chipotle Mexican Grill, Inc.(b)(c)	499	811,853
D.R. Horton, Inc.	46,242	3,976,812
Darden Restaurants, Inc.	7,762	1,140,936
Dollar General Corp.	15,171	3,878,921
Dollar Tree, Inc.(b)(c)	19,973	3,001,742
Domino’s Pizza, Inc.	1,295	503,405
eBay, Inc.	23,510	1,068,294
Etsy, Inc.(b)(c)	2,324	306,977
Expedia Group, Inc.(b)	10,326	1,103,230
Ford Motor Co.	1,019,197	14,166,838
Garmin Ltd.	5,823	541,481
General Motors Co.	339,592	13,773,852
Genuine Parts Co.	13,339	2,445,439
Hasbro, Inc.	8,420	528,944
Hilton Worldwide Holdings, Inc.	5,894	840,602
Home Depot, Inc. (The)	54,976	17,811,674
Las Vegas Sands Corp.(b)	10,692	500,813
Lennar Corp., Class A	40,465	3,554,041
LKQ Corp.	25,975	1,411,222
Lowe’s Cos., Inc.	49,237	10,465,324
Marriott International, Inc., Class A	11,686	1,932,280
McDonald’s Corp.	9,643	2,630,514
MGM Resorts International	35,824	1,320,473
	Shares	Value
Consumer Discretionary-(continued)
Mohawk Industries, Inc.(b)	10,931	$1,107,638
Newell Brands, Inc.	61,204	793,816
NIKE, Inc., Class B	44,809	4,915,099
Norwegian Cruise Line Holdings Ltd.(b)(c)	17,012	279,677
NVR, Inc.(b)	234	1,085,528
O’Reilly Automotive, Inc.(b)	2,012	1,739,455
Pool Corp.	1,754	577,785
PulteGroup, Inc.(c)	37,862	1,695,460
Ralph Lauren Corp.	6,927	783,582
Ross Stores, Inc.	20,945	2,464,598
Royal Caribbean Cruises Ltd.(b)(c)	10,464	627,108
Starbucks Corp.	38,258	3,909,968
Tapestry, Inc.	19,880	750,868
Target Corp.	65,936	11,015,928
Tesla, Inc.(b)	23,825	4,638,728
TJX Cos., Inc. (The)	79,145	6,335,557
Tractor Supply Co.	6,969	1,577,154
Ulta Beauty, Inc.(b)	2,253	1,047,285
VF Corp.	29,097	954,964
Whirlpool Corp.(c)	14,088	2,064,315
Wynn Resorts Ltd.(b)(c)	6,596	551,821
Yum! Brands, Inc.	6,075	781,610
		194,081,563
Consumer Staples-12.26%
Altria Group, Inc.	48,412	2,255,031
Archer-Daniels-Midland Co.	109,531	10,679,272
Brown-Forman Corp., Class B	5,769	421,252
Campbell Soup Co.	18,874	1,012,968
Church & Dwight Co., Inc.	6,869	562,365
Clorox Co. (The)	5,072	753,953
Coca-Cola Co. (The)	70,422	4,479,543
Colgate-Palmolive Co.	23,970	1,857,196
Conagra Brands, Inc.	35,493	1,348,024
Constellation Brands, Inc., Class A	3,942	1,014,474
Costco Wholesale Corp.	43,035	23,206,624
Estee Lauder Cos., Inc. (The), Class A	7,426	1,750,977
General Mills, Inc.	26,634	2,271,880
Hershey Co. (The)	4,528	1,064,850
Hormel Foods Corp.(c)	28,515	1,340,205
JM Smucker Co. (The)	6,069	934,687
Kellogg Co.	21,380	1,559,671
Keurig Dr Pepper, Inc.	36,281	1,402,986
Kimberly-Clark Corp.	16,792	2,277,499
Kraft Heinz Co. (The)	74,740	2,941,019
Kroger Co. (The)	288,623	14,197,365
Lamb Weston Holdings, Inc.	5,431	471,954
McCormick & Co., Inc.	8,394	715,001
Molson Coors Beverage Co., Class B	21,425	1,180,732
Mondelez International, Inc., Class A	51,751	3,498,885
Monster Beverage Corp.(b)	6,869	706,545
PepsiCo, Inc.	50,154	9,304,069
Philip Morris International, Inc.	34,684	3,456,954
Procter & Gamble Co. (The)	60,826	9,072,806
Sysco Corp.	86,894	7,517,200
Tyson Foods, Inc., Class A	73,559	4,875,491
Walgreens Boots Alliance, Inc.	393,997	16,350,875
Walmart, Inc.	455,855	69,481,419
		203,963,772
Energy-10.04%
APA Corp.	27,964	1,310,113
Baker Hughes Co., Class A	86,324	2,505,123
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Energy-(continued)
Chevron Corp.	137,469	$25,199,442
ConocoPhillips	62,264	7,690,227
Coterra Energy, Inc.	25,507	711,900
Devon Energy Corp.	29,653	2,031,824
Diamondback Energy, Inc.	7,113	1,052,866
EOG Resources, Inc.	22,944	3,256,442
Exxon Mobil Corp.	394,088	43,877,758
Halliburton Co.	62,788	2,379,037
Hess Corp.	8,336	1,199,634
Kinder Morgan, Inc.	108,517	2,074,845
Marathon Oil Corp.	28,503	873,047
Marathon Petroleum Corp.	169,292	20,621,459
Occidental Petroleum Corp.	53,732	3,733,837
ONEOK, Inc.	38,124	2,551,258
Phillips 66	178,822	19,391,458
Pioneer Natural Resources Co.	10,486	2,474,591
Schlumberger Ltd.	66,586	3,432,508
Valero Energy Corp.	146,040	19,513,865
Williams Cos., Inc. (The)	34,532	1,198,260
		167,079,494
Financials-11.97%
Aflac, Inc.	36,682	2,638,536
Allstate Corp. (The)	42,060	5,631,834
American Express Co.	33,159	5,225,527
American International Group, Inc.	110,195	6,954,406
Ameriprise Financial, Inc.	6,267	2,080,331
Aon PLC, Class A	4,539	1,399,283
Arthur J. Gallagher & Co.	4,755	946,768
Assurant, Inc.	6,602	846,508
Bank of America Corp.	304,122	11,511,018
Bank of New York Mellon Corp. (The)	39,896	1,831,226
Berkshire Hathaway, Inc., Class B(b)	107,481	34,243,447
BlackRock, Inc.	2,926	2,095,016
Brown & Brown, Inc.	5,249	312,788
Capital One Financial Corp.	33,506	3,459,159
Cboe Global Markets, Inc.	3,123	396,121
Charles Schwab Corp. (The)	27,805	2,295,025
Chubb Ltd.	22,235	4,882,584
Cincinnati Financial Corp.	7,507	832,977
Citigroup, Inc.	175,274	8,485,014
Citizens Financial Group, Inc.	20,140	853,533
CME Group, Inc., Class A	2,542	448,663
Comerica, Inc.	3,741	268,379
Discover Financial Services	14,039	1,521,266
Everest Re Group Ltd.	4,396	1,485,584
FactSet Research Systems, Inc.	421	194,203
Fifth Third Bancorp	25,541	928,671
First Republic Bank	3,953	504,442
Franklin Resources, Inc.(c)	34,055	913,015
Globe Life, Inc.	5,313	637,347
Goldman Sachs Group, Inc. (The)	16,917	6,532,500
Hartford Financial Services Group, Inc. (The)	35,329	2,698,076
Huntington Bancshares, Inc.(c)	51,973	804,542
Intercontinental Exchange, Inc.	9,423	1,020,605
Invesco Ltd.(d)	40,112	766,540
JPMorgan Chase & Co.	114,902	15,877,158
KeyCorp	42,222	794,196
Lincoln National Corp.	40,719	1,585,598
Loews Corp.	25,687	1,493,699
M&T Bank Corp.	3,758	638,935
MarketAxess Holdings, Inc.	262	70,195
Marsh & McLennan Cos., Inc.	13,162	2,279,395
	Shares	Value
Financials-(continued)
MetLife, Inc.	107,224	$8,224,081
Moody’s Corp.	2,103	627,262
Morgan Stanley	70,690	6,579,118
MSCI, Inc.	478	242,743
Nasdaq, Inc.	9,895	677,412
Northern Trust Corp.	7,420	690,876
PNC Financial Services Group, Inc. (The)	12,983	2,184,520
Principal Financial Group, Inc.	23,363	2,095,194
Progressive Corp. (The)	39,349	5,199,970
Prudential Financial, Inc.	67,603	7,303,152
Raymond James Financial, Inc.	10,724	1,253,636
Regions Financial Corp.	32,398	751,958
S&P Global, Inc.	2,725	961,380
Signature Bank	1,573	219,433
State Street Corp.	16,430	1,308,978
SVB Financial Group(b)	1,560	361,577
Synchrony Financial(c)	37,479	1,408,461
T. Rowe Price Group, Inc.(c)	6,184	772,443
Travelers Cos., Inc. (The)	23,094	4,383,472
Truist Financial Corp.	50,715	2,373,969
U.S. Bancorp	53,674	2,436,263
W.R. Berkley Corp.	16,296	1,243,059
Wells Fargo & Co.	167,565	8,034,742
Willis Towers Watson PLC	4,389	1,080,396
Zions Bancorporation N.A.	5,258	272,470
		199,070,675
Health Care-19.55%
Abbott Laboratories	44,585	4,796,454
AbbVie, Inc.	43,066	6,941,378
ABIOMED, Inc.(b)	374	141,294
Agilent Technologies, Inc.	5,114	792,568
Align Technology, Inc.(b)	1,608	316,229
AmerisourceBergen Corp.	170,331	29,073,798
Amgen, Inc.	11,259	3,224,578
Baxter International, Inc.	25,220	1,425,687
Becton, Dickinson and Co.	8,007	1,996,465
Biogen, Inc.(b)	5,000	1,525,850
Bio-Rad Laboratories, Inc., Class A(b)	607	251,729
Bio-Techne Corp.	1,278	108,617
Boston Scientific Corp.(b)	30,366	1,374,669
Bristol-Myers Squibb Co.	71,350	5,727,978
Cardinal Health, Inc.(c)	275,447	22,082,586
Catalent, Inc.(b)	5,306	265,990
Centene Corp.(b)	159,389	13,874,812
Charles River Laboratories International, Inc.(b)(c)	1,782	407,312
Cigna Corp.	64,950	21,361,406
Cooper Cos., Inc. (The)	1,069	338,178
CVS Health Corp.	319,741	32,575,213
Danaher Corp.	11,258	3,078,050
DaVita, Inc.(b)	13,288	979,724
DENTSPLY SIRONA, Inc.	13,024	394,106
DexCom, Inc.(b)	3,062	356,049
Edwards Lifesciences Corp.(b)	5,828	450,213
Elevance Health, Inc.	32,074	17,092,876
Eli Lilly and Co.	9,707	3,602,074
Gilead Sciences, Inc.	44,669	3,923,278
HCA Healthcare, Inc.	29,061	6,981,033
Henry Schein, Inc.(b)	18,082	1,463,195
Hologic, Inc.(b)	7,970	606,995
Humana, Inc.	20,066	11,034,293
IDEXX Laboratories, Inc.(b)	930	396,059

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Illumina, Inc.(b)	2,368	$516,413
Incyte Corp.(b)	4,875	388,391
Intuitive Surgical, Inc.(b)	2,832	765,745
IQVIA Holdings, Inc.(b)	6,707	1,462,260
Johnson & Johnson	61,248	10,902,144
Laboratory Corp. of America Holdings	7,026	1,691,158
McKesson Corp.	77,809	29,698,139
Medtronic PLC	36,745	2,904,325
Merck & Co., Inc.	70,328	7,744,519
Mettler-Toledo International, Inc.(b)	307	451,155
Moderna, Inc.(b)	17,083	3,005,071
Molina Healthcare, Inc.(b)	9,247	3,114,112
Organon & Co.	22,923	596,457
PerkinElmer, Inc.	3,728	520,913
Pfizer, Inc.	224,844	11,271,430
Quest Diagnostics, Inc.	8,599	1,305,586
Regeneron Pharmaceuticals, Inc.(b)	2,073	1,558,274
ResMed, Inc.	1,608	370,162
STERIS PLC	2,407	447,076
Stryker Corp.	8,124	1,900,122
Teleflex, Inc.	1,206	282,349
Thermo Fisher Scientific, Inc.	7,981	4,471,116
UnitedHealth Group, Inc.	62,051	33,989,056
Universal Health Services, Inc., Class B	13,401	1,753,521
Vertex Pharmaceuticals, Inc.(b)	3,019	955,212
Viatris, Inc.	183,239	2,021,126
Waters Corp.(b)	975	337,935
West Pharmaceutical Services, Inc.	980	229,967
Zimmer Biomet Holdings, Inc.	6,836	821,004
Zoetis, Inc.	5,141	792,434
		325,227,908
Industrials-9.87%
3M Co.	30,255	3,811,222
A.O. Smith Corp.(c)	7,260	440,972
Alaska Air Group, Inc.(b)	18,603	882,526
Allegion PLC	3,118	354,361
American Airlines Group, Inc.(b)(c)	304,711	4,396,980
AMETEK, Inc.	4,980	709,252
Boeing Co. (The)(b)	40,928	7,321,201
C.H. Robinson Worldwide, Inc.	24,414	2,446,771
Carrier Global Corp.	51,349	2,275,788
Caterpillar, Inc.	30,286	7,159,913
Cintas Corp.	1,913	883,385
Copart, Inc.(b)	6,398	425,851
CoStar Group, Inc.(b)	2,762	223,832
CSX Corp.	45,183	1,477,032
Cummins, Inc.	12,041	3,024,218
Deere & Co.	13,778	6,076,098
Delta Air Lines, Inc.(b)	135,911	4,807,172
Dover Corp.	6,715	953,194
Eaton Corp. PLC	14,447	2,361,362
Emerson Electric Co.	24,129	2,310,834
Equifax, Inc.	2,753	543,360
Expeditors International of Washington, Inc.	19,431	2,255,162
Fastenal Co.	13,564	698,682
FedEx Corp.	47,424	8,641,601
Fortive Corp.	8,812	595,251
Fortune Brands Home & Security, Inc.	13,021	850,792
Generac Holdings, Inc.(b)(c)	1,956	206,397
General Dynamics Corp.	17,643	4,452,917
General Electric Co.	107,248	9,220,111
Honeywell International, Inc.	19,110	4,195,600
	Shares	Value
Industrials-(continued)
Howmet Aerospace, Inc.	14,752	$555,708
Huntington Ingalls Industries, Inc.	4,587	1,064,001
IDEX Corp.	1,508	358,135
Illinois Tool Works, Inc.	7,792	1,772,446
Ingersoll Rand, Inc.	11,634	627,887
J.B. Hunt Transport Services, Inc.	8,484	1,560,123
Jacobs Solutions, Inc.	12,372	1,565,553
Johnson Controls International PLC	45,646	3,032,720
L3Harris Technologies, Inc.	7,535	1,711,048
Leidos Holdings, Inc.	15,525	1,697,348
Lockheed Martin Corp.	16,164	7,842,611
Masco Corp.	17,757	901,700
Nordson Corp.(c)	1,116	263,923
Norfolk Southern Corp.	5,026	1,289,169
Northrop Grumman Corp.	7,550	4,026,340
Old Dominion Freight Line, Inc.	2,361	714,462
Otis Worldwide Corp.	20,300	1,585,227
PACCAR, Inc.	30,599	3,240,740
Parker-Hannifin Corp.	6,026	1,801,412
Pentair PLC	9,040	413,761
Quanta Services, Inc.	11,141	1,669,813
Raytheon Technologies Corp.	78,773	7,776,471
Republic Services, Inc.	8,766	1,221,016
Robert Half International, Inc.	9,403	740,768
Rockwell Automation, Inc.(c)	3,098	818,554
Rollins, Inc.	7,488	302,815
Snap-on, Inc.	2,254	542,312
Southwest Airlines Co.(b)	58,444	2,332,500
Stanley Black & Decker, Inc.	20,290	1,658,099
Textron, Inc.	20,023	1,429,242
Trane Technologies PLC	9,647	1,721,218
TransDigm Group, Inc.	884	555,594
Union Pacific Corp.	10,701	2,326,718
United Airlines Holdings, Inc.(b)	96,235	4,250,700
United Parcel Service, Inc., Class B	53,415	10,134,428
United Rentals, Inc.(b)	3,656	1,290,678
Verisk Analytics, Inc.	1,678	308,265
W.W. Grainger, Inc.	2,620	1,580,017
Wabtec Corp.	9,225	932,555
Waste Management, Inc.	11,618	1,948,571
Xylem, Inc.	5,724	643,091
		164,209,576
Information Technology-10.78%
Accenture PLC, Class A	21,774	6,552,450
Adobe, Inc.(b)	4,489	1,548,391
Advanced Micro Devices, Inc.(b)	26,720	2,074,274
Akamai Technologies, Inc.(b)	4,126	391,392
Amphenol Corp., Class A	16,642	1,338,516
Analog Devices, Inc.	7,617	1,309,438
ANSYS, Inc.(b)	837	212,849
Apple, Inc.	261,357	38,688,677
Applied Materials, Inc.	27,622	3,027,371
Arista Networks, Inc.(b)	2,999	417,761
Autodesk, Inc.(b)	2,372	479,025
Automatic Data Processing, Inc.	7,181	1,896,789
Broadcom, Inc.	6,432	3,544,225
Broadridge Financial Solutions, Inc.	3,494	520,990
Cadence Design Systems, Inc.(b)	1,971	339,091
CDW Corp.	13,877	2,617,757
Ceridian HCM Holding, Inc.(b)	1,875	128,325
Cisco Systems, Inc.	119,563	5,944,672

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Cognizant Technology Solutions Corp., Class A	31,089	$1,934,047
Corning, Inc.	45,748	1,561,379
DXC Technology Co.(b)	62,559	1,856,126
Enphase Energy, Inc.(b)	573	183,698
EPAM Systems, Inc.(b)	1,078	397,329
F5, Inc.(b)(c)	1,763	272,577
Fidelity National Information Services, Inc.	16,649	1,208,384
Fiserv, Inc.(b)	16,895	1,763,162
FleetCor Technologies, Inc.(b)	1,547	303,521
Fortinet, Inc.(b)	7,534	400,507
Gartner, Inc.(b)	1,758	615,950
Gen Digital, Inc.	13,087	300,478
Global Payments, Inc.	7,028	729,366
Hewlett Packard Enterprise Co.	219,166	3,677,605
HP, Inc.	241,397	7,251,566
Intel Corp.	247,810	7,451,647
International Business Machines Corp.	52,653	7,840,032
Intuit, Inc.	3,012	1,227,661
Jack Henry & Associates, Inc.	1,016	192,380
Juniper Networks, Inc.	17,929	595,960
Keysight Technologies, Inc.(b)	3,242	586,445
KLA Corp.	2,703	1,062,684
Lam Research Corp.	4,041	1,908,888
Mastercard, Inc., Class A	6,577	2,344,043
Microchip Technology, Inc.	11,372	900,549
Micron Technology, Inc.(c)	59,862	3,451,044
Microsoft Corp.	79,582	20,304,552
Monolithic Power Systems, Inc.	335	127,957
Motorola Solutions, Inc.	3,564	970,121
NetApp, Inc.	9,416	636,616
NVIDIA Corp.	21,953	3,715,106
NXP Semiconductors N.V. (China)	7,757	1,363,991
ON Semiconductor Corp.(b)	11,227	844,270
Oracle Corp.	59,358	4,928,495
Paychex, Inc.	3,866	479,500
Paycom Software, Inc.(b)	327	110,886
PayPal Holdings, Inc.(b)	29,043	2,277,262
PTC, Inc.(b)	1,681	213,840
Qorvo, Inc.(b)	5,163	512,428
QUALCOMM, Inc.	33,919	4,290,414
Roper Technologies, Inc.	1,509	662,285
salesforce.com, inc.(b)	19,127	3,065,102
Seagate Technology Holdings PLC(c)	17,906	948,481
ServiceNow, Inc.(b)	1,496	622,785
Skyworks Solutions, Inc.	5,572	532,795
SolarEdge Technologies, Inc.(b)(c)	851	254,330
Synopsys, Inc.(b)	1,545	524,589
TE Connectivity Ltd. (Switzerland)	12,887	1,625,308
Teledyne Technologies, Inc.(b)	1,475	619,648
Teradyne, Inc.	4,092	382,397
Texas Instruments, Inc.	12,205	2,202,514
Trimble, Inc.(b)	6,286	375,589
Tyler Technologies, Inc.(b)(c)	477	163,487
VeriSign, Inc.(b)	726	145,062
Visa, Inc., Class A(c)	14,527	3,152,359
Western Digital Corp.(b)	45,387	1,667,972
Zebra Technologies Corp., Class A(b)	1,972	532,992
		179,302,154
Materials-3.28%
Air Products and Chemicals, Inc.	4,934	1,530,329
Albemarle Corp.(c)	1,534	426,437
	Shares	Value
Materials-(continued)
Amcor PLC	125,139	$1,545,467
Avery Dennison Corp.	4,961	959,110
Ball Corp.	27,121	1,520,946
Celanese Corp.	8,756	939,519
CF Industries Holdings, Inc.	10,350	1,119,767
Corteva, Inc.	28,232	1,896,061
Dow, Inc.	126,400	6,442,608
DuPont de Nemours, Inc.	27,478	1,937,474
Eastman Chemical Co.	12,322	1,067,332
Ecolab, Inc.	8,298	1,243,289
FMC Corp.	5,077	663,259
Freeport-McMoRan, Inc.	81,515	3,244,297
International Flavors & Fragrances, Inc.(c)	11,679	1,235,872
International Paper Co.	54,297	2,015,505
Linde PLC (United Kingdom)	12,055	4,056,266
LyondellBasell Industries N.V., Class A	67,443	5,733,329
Martin Marietta Materials, Inc.	1,755	643,172
Mosaic Co. (The)	31,136	1,597,277
Newmont Corp.	30,317	1,439,148
Nucor Corp.	31,770	4,763,911
Packaging Corp. of America	6,398	869,424
PPG Industries, Inc.	14,489	1,959,203
Sealed Air Corp.	11,036	587,446
Sherwin-Williams Co. (The)	9,151	2,280,246
Vulcan Materials Co.	4,082	748,353
WestRock Co.	54,262	2,057,615
		54,522,662
Real Estate-0.82%
Alexandria Real Estate Equities, Inc.	1,592	247,731
American Tower Corp.	4,142	916,418
AvalonBay Communities, Inc.	1,197	209,355
Boston Properties, Inc.	3,670	264,534
Camden Property Trust	999	120,210
CBRE Group, Inc., Class A(b)	39,880	3,174,448
Crown Castle, Inc.	4,096	579,297
Digital Realty Trust, Inc.	4,131	464,572
Equinix, Inc.	1,123	775,600
Equity Residential	3,544	229,864
Essex Property Trust, Inc.	550	121,209
Extra Space Storage, Inc.	927	148,960
Federal Realty Investment Trust	1,029	114,322
Healthpeak Properties, Inc.	7,654	200,994
Host Hotels & Resorts, Inc.	24,895	471,511
Invitation Homes, Inc.	5,313	173,363
Iron Mountain, Inc.	9,246	502,335
Kimco Realty Corp.	7,900	181,068
Mid-America Apartment Communities, Inc.	1,139	187,798
Prologis, Inc.	4,034	475,165
Public Storage	1,174	349,805
Realty Income Corp.	4,390	276,877
Regency Centers Corp.	1,979	131,465
SBA Communications Corp., Class A	800	239,440
Simon Property Group, Inc.	5,285	631,240
UDR, Inc.	3,111	129,013
Ventas, Inc.	8,603	400,298
VICI Properties, Inc.(c)	5,773	197,437
Vornado Realty Trust(c)	6,598	166,863
Welltower, Inc.	7,386	524,628
Weyerhaeuser Co.	32,468	1,062,028
		13,667,848

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Utilities-2.32%
AES Corp. (The)	45,232	$1,308,109
Alliant Energy Corp.	6,649	374,339
Ameren Corp.	7,694	687,228
American Electric Power Co., Inc.	17,669	1,710,359
American Water Works Co., Inc.	2,605	395,335
Atmos Energy Corp.	3,611	434,042
CenterPoint Energy, Inc.	28,015	871,547
CMS Energy Corp.	12,171	743,283
Consolidated Edison, Inc.	15,228	1,492,953
Constellation Energy Corp.	25,079	2,410,594
Dominion Energy, Inc.	19,338	1,181,745
DTE Energy Co.	14,041	1,628,896
Duke Energy Corp.	26,160	2,614,169
Edison International	25,410	1,693,831
Entergy Corp.	10,893	1,266,529
Evergy, Inc.	8,170	483,746
Eversource Energy	12,649	1,048,096
Exelon Corp.	69,021	2,855,399
FirstEnergy Corp.	29,531	1,217,858
NextEra Energy, Inc.	30,168	2,555,230
NiSource, Inc.	18,819	525,803
NRG Energy, Inc.	70,782	3,004,696
Pinnacle West Capital Corp.	5,406	423,398
PPL Corp.	22,932	676,953
Public Service Enterprise Group, Inc.	14,507	878,399
Sempra Energy	8,780	1,459,148
	Shares	Value
Utilities-(continued)
Southern Co. (The)	34,500	$2,333,580
WEC Energy Group, Inc.	8,946	886,906
Xcel Energy, Inc.	19,233	1,350,541
		38,512,712
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $1,416,162,456)		1,661,563,477
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.82%
Invesco Private Government Fund, 3.83%(d)(e)(f)	13,142,156	13,142,156
Invesco Private Prime Fund, 4.15%(d)(e)(f)	33,776,370	33,783,124
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,920,607)		46,925,280
TOTAL INVESTMENTS IN SECURITIES-102.71% (Cost $1,463,083,063)		1,708,488,757
OTHER ASSETS LESS LIABILITIES-(2.71)%		(45,115,842)
NET ASSETS-100.00%		$1,663,372,915

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Invesco Ltd.	$646,431	$46,770	$(31,427)	$124,699	$(19,933)	$766,540	$7,371
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	7,604,373	(7,604,373)	-	-	-	4,049
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,652,647	45,336,949	(40,847,440)	-	-	13,142,156	92,334*
Invesco Private Prime Fund	22,284,054	102,688,642	(91,194,198)	2,431	2,195	33,783,124	254,282*
Total	$31,583,132	$155,676,734	$(139,677,438)	$127,130	$(17,738)	$47,691,820	$358,036

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 Revenue ETF (RWK)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-0.68%
Cable One, Inc.	317	$229,600
Iridium Communications, Inc.(b)(c)	2,924	155,265
John Wiley & Sons, Inc., Class A(c)	9,068	429,914
New York Times Co. (The), Class A	13,651	500,309
TEGNA, Inc.	27,577	544,370
TripAdvisor, Inc.(b)(c)	9,608	195,907
World Wrestling Entertainment, Inc., Class A(c)	3,499	279,500
Ziff Davis, Inc.(b)(c)	3,777	348,466
		2,683,331
Consumer Discretionary-24.16%
Adient PLC(b)	76,907	2,994,759
AutoNation, Inc.(b)(c)	44,948	5,569,507
Boyd Gaming Corp.	12,122	743,442
Brunswick Corp.	17,022	1,263,032
Capri Holdings Ltd.(b)	22,948	1,316,068
Carter’s, Inc.	8,852	646,550
Choice Hotels International, Inc.(c)	2,091	257,653
Churchill Downs, Inc.	1,616	358,687
Columbia Sportswear Co.(c)	8,720	781,225
Cracker Barrel Old Country Store, Inc.(c)	5,698	654,130
Crocs, Inc.(b)(c)	6,955	702,455
Dana, Inc.	124,732	2,196,531
Deckers Outdoor Corp.(b)	1,845	735,934
Dick’s Sporting Goods, Inc.	20,319	2,429,746
Five Below, Inc.(b)(c)	4,054	652,126
Foot Locker, Inc.(c)	45,406	1,807,159
Fox Factory Holding Corp.(b)(c)	3,080	326,788
GameStop Corp., Class A(b)(c)	41,616	1,090,755
Gap, Inc. (The)(c)	315,960	4,594,058
Gentex Corp.	12,647	365,498
Goodyear Tire & Rubber Co. (The)(b)(c)	284,982	3,197,498
Graham Holdings Co., Class B	1,244	800,738
Grand Canyon Education, Inc.(b)(c)	2,134	241,291
H&R Block, Inc.	15,238	666,053
Hanesbrands, Inc.(c)	143,014	961,054
Harley-Davidson, Inc.	25,884	1,219,913
Helen of Troy Ltd.(b)(c)	3,536	348,437
KB Home	42,005	1,318,537
Kohl’s Corp.	122,212	3,920,561
Lear Corp.	27,428	3,956,215
Leggett & Platt, Inc.(c)	27,130	966,099
Light & Wonder, Inc.(b)	9,009	583,513
Lithia Motors, Inc., Class A(c)	20,427	4,888,385
Macy’s, Inc.	282,756	6,644,766
Marriott Vacations Worldwide Corp.	5,924	882,558
Mattel, Inc.(b)(c)	49,181	896,570
Murphy USA, Inc.	14,594	4,317,051
Nordstrom, Inc.(c)	161,723	3,391,331
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	5,921	360,589
Papa John’s International, Inc.(c)	4,919	409,556
Penn Entertainment, Inc.(b)(c)	38,346	1,349,396
Polaris, Inc.	14,345	1,636,191
PVH Corp.	29,560	1,985,841
RH(b)(c)	2,785	798,822
Service Corp. International	13,124	937,710
Skechers U.S.A., Inc., Class A(b)	35,856	1,512,048
Taylor Morrison Home Corp., Class A(b)	63,714	1,936,268
Tempur Sealy International, Inc.	36,813	1,169,549
Texas Roadhouse, Inc.	8,214	815,814
Thor Industries, Inc.(c)	39,260	3,381,856
Toll Brothers, Inc.	42,096	2,016,819
	Shares	Value
Consumer Discretionary-(continued)
TopBuild Corp.(b)	4,625	$712,620
Topgolf Callaway Brands Corp.(b)(c)	32,076	671,992
Travel + Leisure Co.	15,603	606,489
Under Armour, Inc., Class A(b)(c)	65,238	652,380
Under Armour, Inc., Class C(b)(c)	73,972	645,036
Victoria’s Secret & Co.(b)(c)	38,087	1,752,002
Visteon Corp.(b)	4,794	703,759
Wendy’s Co. (The)	18,892	426,204
Williams-Sonoma, Inc.(c)	11,335	1,325,062
Wingstop, Inc.	414	68,521
Wyndham Hotels & Resorts, Inc.	4,616	338,445
YETI Holdings, Inc.(b)(c)	7,810	350,591
		95,250,233
Consumer Staples-8.29%
BellRing Brands, Inc.(b)(c)	10,533	262,377
BJ’s Wholesale Club Holdings, Inc.(b)	45,883	3,452,237
Boston Beer Co., Inc. (The), Class A(b)(c)	1,134	435,876
Casey’s General Stores, Inc.	12,782	3,106,282
Celsius Holdings, Inc.(b)(c)	884	98,425
Coca-Cola Consolidated, Inc.	2,534	1,246,221
Coty, Inc., Class A(b)	133,808	1,053,069
Darling Ingredients, Inc.(b)(c)	13,971	1,003,537
Energizer Holdings, Inc.	20,981	715,242
Flowers Foods, Inc.	33,906	1,018,875
Grocery Outlet Holding Corp.(b)(c)	16,914	511,987
Ingredion, Inc.	17,080	1,673,328
Lancaster Colony Corp.	1,924	398,537
Performance Food Group Co.(b)	194,624	11,868,171
Pilgrim’s Pride Corp.(b)	120,772	3,159,395
Post Holdings, Inc.(b)	13,977	1,308,387
Sprouts Farmers Market, Inc.(b)(c)	40,461	1,389,026
		32,700,972
Energy-3.96%
Antero Midstream Corp.(c)	18,772	212,687
ChampionX Corp.	30,356	936,179
CNX Resources Corp.(b)(c)	30,399	528,031
DT Midstream, Inc.	3,034	183,041
Equitrans Midstream Corp.	26,415	221,622
HF Sinclair Corp.	108,183	6,744,128
Matador Resources Co.	9,210	611,176
Murphy Oil Corp.	17,554	828,549
NOV, Inc.	69,357	1,557,758
PDC Energy, Inc.	11,022	819,155
Range Resources Corp.	30,497	880,448
Southwestern Energy Co.(b)	302,026	2,090,020
		15,612,794
Financials-9.68%
Affiliated Managers Group, Inc.	3,692	592,271
American Financial Group, Inc.	9,381	1,334,166
Annaly Capital Management, Inc.(c)	5,932	128,546
Associated Banc-Corp	10,771	264,967
Bank of Hawaii Corp.	1,704	137,462
Bank OZK(c)	5,656	261,024
Brighthouse Financial, Inc.(b)	43,356	2,416,664
Cadence Bank(c)	11,900	343,196
Cathay General Bancorp	3,551	165,015
CNO Financial Group, Inc.	38,970	915,016
Commerce Bancshares, Inc.	4,021	301,253
Cullen/Frost Bankers, Inc.	2,040	295,943
East West Bancorp, Inc.	5,325	373,868
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Essent Group Ltd.	4,967	$199,127
Evercore, Inc., Class A	6,656	766,638
F.N.B. Corp.	22,382	315,586
Federated Hermes, Inc., Class B	7,470	283,561
First American Financial Corp.	33,251	1,817,167
First Financial Bankshares, Inc.	2,454	90,675
First Horizon Corp.	26,218	651,517
FirstCash Holdings, Inc.	5,480	514,353
Fulton Financial Corp.	11,792	219,213
Glacier Bancorp, Inc.	3,385	195,992
Hancock Whitney Corp.	5,216	286,045
Hanover Insurance Group, Inc. (The)	7,894	1,162,786
Home BancShares, Inc.	6,725	171,151
Interactive Brokers Group, Inc., Class A	7,863	631,399
International Bancshares Corp.	2,718	143,184
Janus Henderson Group PLC(c)	18,996	480,409
Jefferies Financial Group, Inc.	49,131	1,866,487
Kemper Corp.	23,623	1,344,621
Kinsale Capital Group, Inc.	573	176,604
MGIC Investment Corp.	16,178	222,124
Navient Corp.	45,519	754,250
New York Community Bancorp, Inc.(c)	35,928	335,927
Old National Bancorp	13,665	261,138
Old Republic International Corp.	77,466	1,897,917
PacWest Bancorp	10,417	272,092
Pinnacle Financial Partners, Inc.	3,243	272,055
Primerica, Inc.	4,374	651,857
Prosperity Bancshares, Inc.	3,215	242,958
Reinsurance Group of America, Inc.	24,901	3,595,704
RenaissanceRe Holdings Ltd. (Bermuda)	6,529	1,233,393
RLI Corp.	1,864	242,451
SEI Investments Co.	7,155	445,613
Selective Insurance Group, Inc.	8,401	807,504
SLM Corp.	28,248	493,210
Stifel Financial Corp.	15,062	967,734
Synovus Financial Corp.	10,126	426,608
Texas Capital Bancshares, Inc.(b)	3,274	196,407
UMB Financial Corp.	3,157	269,987
Umpqua Holdings Corp.	13,898	281,713
United Bankshares, Inc.	5,307	227,617
Unum Group	60,668	2,558,976
Valley National Bancorp	27,354	346,302
Voya Financial, Inc.	20,967	1,383,403
Washington Federal, Inc.	4,295	151,485
Webster Financial Corp.	7,253	394,128
Wintrust Financial Corp.	4,305	393,606
		38,172,065
Health Care-4.23%
Acadia Healthcare Co., Inc.(b)	5,796	516,192
Amedisys, Inc.(b)(c)	3,555	323,825
Arrowhead Pharmaceuticals, Inc.(b)(c)	1,243	40,025
Azenta, Inc.(c)	2,029	122,166
Bruker Corp.	8,434	568,536
Chemed Corp.	889	462,280
Encompass Health Corp.	19,981	1,168,489
Enovis Corp.(b)(c)	13,086	708,345
Envista Holdings Corp.(b)(c)	13,318	454,410
Exelixis, Inc.(b)	17,202	293,810
Globus Medical, Inc., Class A(b)(c)	3,069	226,768
Haemonetics Corp.(b)	2,617	223,256
Halozyme Therapeutics, Inc.(b)(c)	2,320	132,843
HealthEquity, Inc.(b)	2,333	148,099
	Shares	Value
Health Care-(continued)
ICU Medical, Inc.(b)(c)	2,048	$326,103
Inari Medical, Inc.(b)(c)	833	61,292
Integra LifeSciences Holdings Corp.(b)(c)	6,224	341,947
Jazz Pharmaceuticals PLC(b)	4,513	708,135
LHC Group, Inc.(b)(c)	2,767	452,155
LivaNova PLC(b)(c)	3,477	192,522
Masimo Corp.(b)(c)	1,893	274,371
Medpace Holdings, Inc.(b)	1,554	326,169
Neogen Corp.(b)(c)	5,483	90,798
Neurocrine Biosciences, Inc.(b)	2,411	306,342
NuVasive, Inc.(b)(c)	4,963	192,763
Omnicell, Inc.(b)(c)	2,376	122,625
Option Care Health, Inc.(b)(c)	22,156	667,117
Patterson Cos., Inc.(c)	46,911	1,334,149
Penumbra, Inc.(b)(c)	767	160,694
Perrigo Co. PLC	21,970	708,093
Progyny, Inc.(b)(c)	2,869	105,091
QuidelOrtho Corp.(b)(c)	5,341	467,925
R1 RCM, Inc.(b)	13,875	125,569
Repligen Corp.(b)(c)	653	116,783
Shockwave Medical, Inc.(b)	256	64,922
Sotera Health Co.(b)	12,494	104,200
STAAR Surgical Co.(b)(c)	524	29,926
Syneos Health, Inc.(b)	17,266	609,144
Tandem Diabetes Care, Inc.(b)(c)	2,675	112,484
Tenet Healthcare Corp.(b)	61,329	2,832,173
United Therapeutics Corp.(b)	1,577	441,387
		16,663,923
Industrials-20.45%
Acuity Brands, Inc.	4,485	844,481
AECOM	34,593	2,940,405
AGCO Corp.	20,165	2,676,299
ASGN, Inc.(b)(c)	8,867	803,350
Avis Budget Group, Inc.(b)(c)	13,278	2,968,961
Axon Enterprise, Inc.(b)	1,575	289,847
Brink’s Co. (The)	15,583	931,084
Builders FirstSource, Inc.(b)	73,844	4,720,847
CACI International, Inc., Class A(b)	4,395	1,372,559
Carlisle Cos., Inc.	3,877	1,020,078
Chart Industries, Inc.(b)(c)	1,435	205,191
Clean Harbors, Inc.(b)	7,434	892,080
Crane Holdings Co.	6,763	716,472
Curtiss-Wright Corp.	3,225	569,696
Donaldson Co., Inc.	12,403	755,591
Dycom Industries, Inc.(b)(c)	6,054	551,762
EMCOR Group, Inc.	17,023	2,636,863
EnerSys	10,426	787,997
Esab Corp.(c)	12,474	590,519
Flowserve Corp.(c)	21,978	689,230
Fluor Corp.(b)(c)	90,519	3,042,344
FTI Consulting, Inc.(b)(c)	3,550	613,511
GATX Corp.(c)	2,595	292,586
Graco, Inc.	6,196	433,534
GXO Logistics, Inc.(b)(c)	36,180	1,695,395
Hexcel Corp.	4,803	287,940
Hubbell, Inc.	4,184	1,062,987
IAA, Inc.(b)(c)	11,263	420,898
Insperity, Inc.	9,689	1,148,631
ITT, Inc.	7,393	624,856
JetBlue Airways Corp.(b)	191,312	1,522,844
KBR, Inc.	31,295	1,617,013
Kennametal, Inc.(c)	16,677	440,606

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Kirby Corp.(b)	7,155	$499,347
Knight-Swift Transportation Holdings, Inc.	28,256	1,566,230
Landstar System, Inc.(c)	10,302	1,782,040
Lennox International, Inc.	3,381	880,514
Lincoln Electric Holdings, Inc.	5,016	741,766
ManpowerGroup, Inc.	55,345	4,843,794
MasTec, Inc.(b)(c)	20,391	1,852,115
MDU Resources Group, Inc.	39,976	1,258,844
Mercury Systems, Inc.(b)(c)	4,092	207,955
Middleby Corp. (The)(b)(c)	4,863	701,196
MSA Safety, Inc.(c)	2,337	329,540
MSC Industrial Direct Co., Inc., Class A	8,663	743,545
nVent Electric PLC	15,375	615,154
Oshkosh Corp.	19,650	1,809,176
Owens Corning	21,040	1,869,194
Regal Rexnord Corp.	6,405	839,760
RXO, Inc.(b)	49,163	934,097
Ryder System, Inc.	27,949	2,612,952
Saia, Inc.(b)(c)	2,576	627,488
Science Applications International Corp.	15,763	1,735,664
Simpson Manufacturing Co., Inc.(c)	4,145	385,692
Stericycle, Inc.(b)(c)	10,195	531,465
SunPower Corp.(b)(c)	10,485	254,261
Sunrun, Inc.(b)(c)	10,023	326,549
Terex Corp.	22,585	1,036,877
Tetra Tech, Inc.	4,932	762,438
Timken Co. (The)	12,720	966,466
Toro Co. (The)	9,504	1,054,849
Trex Co., Inc.(b)(c)	5,445	249,871
Univar Solutions, Inc.(b)	82,153	2,721,729
Valmont Industries, Inc.	2,743	928,944
Vicor Corp.(b)(c)	1,031	55,664
Watsco, Inc.(c)	4,830	1,299,173
Watts Water Technologies, Inc., Class A	2,722	431,301
Werner Enterprises, Inc.(c)	15,131	665,461
Woodward, Inc.(c)	4,740	454,092
XPO Logistics, Inc.(b)(c)	49,129	1,897,362
		80,639,022
Information Technology-13.96%
ACI Worldwide, Inc.(b)(c)	12,514	261,543
Amkor Technology, Inc.	65,944	1,847,751
Arrow Electronics, Inc.(b)	68,716	7,472,178
Aspen Technology, Inc.(b)	442	101,881
Avnet, Inc.	113,056	5,106,740
Belden, Inc.	7,624	613,275
Blackbaud, Inc.(b)(c)	3,920	232,338
Calix, Inc.(b)	2,497	178,036
Ciena Corp.(b)(c)	16,539	743,593
Cirrus Logic, Inc.(b)(c)	4,962	370,711
Cognex Corp.	4,713	234,613
Coherent Corp.(b)(c)	14,799	542,679
CommVault Systems, Inc.(b)	2,936	193,776
Concentrix Corp.	9,221	1,128,466
Dynatrace, Inc.(b)	4,794	185,767
Envestnet, Inc.(b)(c)	4,704	277,630
Euronet Worldwide, Inc.(b)(c)	6,901	641,448
Fair Isaac Corp.(b)(c)	594	368,114
First Solar, Inc.(b)	3,602	621,453
Genpact Ltd.	17,996	829,796
IPG Photonics Corp.(b)(c)	3,184	289,840
Jabil, Inc.	104,206	7,522,631
Kyndryl Holdings, Inc.(b)	322,812	3,780,129
	Shares	Value
Information Technology-(continued)
Lattice Semiconductor Corp.(b)	2,087	$151,996
Littelfuse, Inc.	1,990	490,535
Lumentum Holdings, Inc.(b)(c)	4,153	228,166
MACOM Technology Solutions Holdings, Inc.(b)(c)	2,233	153,385
Manhattan Associates, Inc.(b)	969	122,036
Maximus, Inc.(c)	14,865	1,045,009
MKS Instruments, Inc.	5,965	500,225
National Instruments Corp.(c)	7,592	311,424
NCR Corp.(b)	48,132	1,148,911
Novanta, Inc.(b)(c)	1,177	185,672
Paylocity Holding Corp.(b)	652	142,025
Power Integrations, Inc.	1,995	160,558
Qualys, Inc.(b)(c)	545	67,209
Semtech Corp.(b)(c)	4,584	140,912
Silicon Laboratories, Inc.(b)	1,371	199,398
SiTime Corp.(b)(c)	550	58,003
Synaptics, Inc.(b)(c)	2,817	298,517
TD SYNNEX Corp.	106,358	10,880,423
Teradata Corp.(b)	11,244	383,983
Universal Display Corp.	1,035	116,562
Viasat, Inc.(b)(c)	14,790	504,191
Vishay Intertechnology, Inc.	34,342	791,240
Vontier Corp.	28,067	550,955
Western Union Co. (The)(c)	64,681	948,223
WEX, Inc.(b)(c)	2,619	442,978
Wolfspeed, Inc.(b)(c)	1,294	117,650
Xerox Holdings Corp.(c)	84,435	1,377,135
		55,061,709
Materials-9.93%
Alcoa Corp.	52,098	2,611,673
AptarGroup, Inc.	6,193	657,325
Ashland, Inc.	4,550	509,008
Avient Corp.	22,940	793,953
Cabot Corp.	11,137	819,906
Chemours Co. (The)	38,437	1,193,469
Cleveland-Cliffs, Inc.(b)(c)	250,798	3,882,353
Commercial Metals Co.	40,662	2,001,384
Eagle Materials, Inc.	3,187	434,515
Greif, Inc., Class A	18,723	1,316,414
Ingevity Corp.(b)	4,266	333,900
Louisiana-Pacific Corp.(c)	16,732	1,067,502
MP Materials Corp.(b)(c)	2,967	98,653
NewMarket Corp.	1,682	531,546
Olin Corp.	35,304	2,011,622
Reliance Steel & Aluminum Co.	17,131	3,619,609
Royal Gold, Inc.(c)	1,326	148,949
RPM International, Inc.	13,911	1,441,458
Scotts Miracle-Gro Co. (The)	14,240	796,443
Sensient Technologies Corp.	3,517	262,755
Silgan Holdings, Inc.	25,331	1,340,010
Sonoco Products Co.	20,080	1,232,310
Steel Dynamics, Inc.	50,909	5,290,972
United States Steel Corp.	183,318	4,819,430
Valvoline, Inc.	24,288	801,018
Worthington Industries, Inc.(c)	19,974	1,133,325
		39,149,502
Real Estate-2.31%
Apartment Income REIT Corp.	3,434	130,664
Brixmor Property Group, Inc.	10,497	243,320
Corporate Office Properties Trust(c)	4,502	125,021

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Cousins Properties, Inc.(c)	5,167	$136,305
Douglas Emmett, Inc.	8,970	155,360
EastGroup Properties, Inc.(c)	502	77,931
EPR Properties	2,743	114,136
First Industrial Realty Trust, Inc.(c)	1,810	91,496
Healthcare Realty Trust, Inc.	5,878	120,675
Highwoods Properties, Inc.	5,084	151,503
Independence Realty Trust, Inc.(c)	4,229	76,629
JBG SMITH Properties(c)	5,451	112,345
Jones Lang LaSalle, Inc.(b)	23,757	3,995,215
Kilroy Realty Corp.	4,014	173,485
Kite Realty Group Trust(c)	6,277	143,116
Lamar Advertising Co., Class A(c)	3,891	389,645
Life Storage, Inc.	1,409	151,453
Macerich Co. (The)(c)	17,214	218,618
Medical Properties Trust, Inc.	21,571	283,012
National Retail Properties, Inc.	3,314	153,637
National Storage Affiliates Trust	2,690	107,089
Omega Healthcare Investors, Inc.(c)	6,224	188,463
Park Hotels & Resorts, Inc.(c)	27,833	357,097
Pebblebrook Hotel Trust(c)	12,405	206,543
Physicians Realty Trust	5,807	86,699
PotlatchDeltic Corp.	5,437	259,834
Rayonier, Inc.(c)	5,999	215,244
Rexford Industrial Realty, Inc.	1,646	91,007
Sabra Health Care REIT, Inc.	7,809	100,814
SL Green Realty Corp.	3,160	132,594
Spirit Realty Capital, Inc.	3,095	128,195
STORE Capital Corp.	6,049	192,963
		9,110,108
Utilities-2.20%
ALLETE, Inc.	4,867	322,195
Black Hills Corp.	5,643	404,208
Essential Utilities, Inc.	8,429	406,615
Hawaiian Electric Industries, Inc.	15,922	654,076
IDACORP, Inc.	2,654	293,347
National Fuel Gas Co.	7,711	510,700
New Jersey Resources Corp.(c)	12,086	601,278
	Shares	Value
Utilities-(continued)
NorthWestern Corp.	4,998	$291,933
OGE Energy Corp.	13,399	542,124
ONE Gas, Inc.	5,539	481,616
Ormat Technologies, Inc.(c)	1,438	130,038
PNM Resources, Inc.	8,036	393,764
Portland General Electric Co.(c)	9,006	443,365
Southwest Gas Holdings, Inc.(c)	10,630	727,730
Spire, Inc.	6,099	451,936
UGI Corp.	52,422	2,026,110
		8,681,035
Total Common Stocks & Other Equity Interests (Cost $367,058,920)		393,724,694
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $260,032)	260,032	260,032
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $367,318,952)		393,984,726
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.75%
Invesco Private Government Fund, 3.83%(d)(e)(f)	20,684,947	20,684,947
Invesco Private Prime Fund, 4.15%(d)(e)(f)	53,241,675	53,252,321
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $73,927,842)		73,937,268
TOTAL INVESTMENTS IN SECURITIES-118.67% (Cost $441,246,794)		467,921,994
OTHER ASSETS LESS LIABILITIES-(18.67)%		(73,600,370)
NET ASSETS-100.00%		$394,321,624

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$227,907	$1,900,444	$(1,868,319)	$-	$-	$260,032	$1,134
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2022
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$22,446,908	$35,429,251	$(37,191,212)	$-	$-	$20,684,947	$174,504*
Invesco Private Prime Fund	57,554,621	78,320,870	(82,629,683)	5,496	1,017	53,252,321	472,408*
Total	$80,229,436	$115,650,565	$(121,689,214)	$5,496	$1,017	$74,197,300	$648,046

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-2.17%
AMC Networks, Inc., Class A(b)	112,182	$2,239,153
ATN International, Inc.(c)	15,230	737,284
Cars.com, Inc.(b)	49,696	734,507
Cinemark Holdings, Inc.(b)(c)	151,790	2,065,862
Cogent Communications Holdings, Inc.	10,245	594,722
Consolidated Communications Holdings, Inc.(b)(c)	194,273	897,541
E.W. Scripps Co. (The), Class A(b)(c)	148,187	2,219,841
Gannett Co., Inc.(b)(c)	1,274,320	3,185,800
Gogo, Inc.(b)(c)	24,992	392,125
Marcus Corp. (The)(c)	36,021	584,981
QuinStreet, Inc.(b)(c)	47,407	674,602
Scholastic Corp.(c)	33,650	1,383,688
Shenandoah Telecommunications Co.(c)	11,149	217,071
Shutterstock, Inc.	12,898	694,170
TechTarget, Inc.(b)(c)	4,145	189,261
Telephone & Data Systems, Inc.(c)	305,680	3,221,867
Thryv Holdings, Inc.(b)(c)	42,033	806,193
Yelp, Inc.(b)(c)	29,197	903,647
		21,742,315
Consumer Discretionary-23.95%
Aaron’s Co., Inc. (The)	148,322	1,808,045
Abercrombie & Fitch Co., Class A(b)(c)	210,612	5,050,476
Academy Sports & Outdoors, Inc.(c)	122,505	6,184,052
Adtalem Global Education, Inc.(b)	35,564	1,479,462
American Axle & Manufacturing Holdings, Inc.(b)(c)	507,631	5,284,439
American Eagle Outfitters, Inc.(c)	436,189	6,900,510
America’s Car-Mart, Inc.(b)(c)	15,144	1,101,877
Asbury Automotive Group, Inc.(b)(c)	70,117	13,155,352
Bed Bath & Beyond, Inc.(b)(c)	765,024	2,601,082
Big Lots, Inc.(c)	233,472	4,552,704
BJ’s Restaurants, Inc.(b)(c)	41,097	1,318,392
Bloomin’ Brands, Inc.	190,466	4,289,294
Boot Barn Holdings, Inc.(b)	20,394	1,373,536
Brinker International, Inc.(b)(c)	118,813	3,974,295
Buckle, Inc. (The)(c)	35,632	1,566,026
Caleres, Inc.(c)	105,786	2,555,790
Cato Corp. (The), Class A	71,718	745,867
Cavco Industries, Inc.(b)	7,688	1,765,395
Century Communities, Inc.	85,789	4,131,598
Cheesecake Factory, Inc. (The)(c)	87,315	3,059,518
Chico’s FAS, Inc.(b)(c)	352,810	2,070,995
Children’s Place, Inc. (The)(b)(c)	40,913	1,452,412
Chuy’s Holdings, Inc.(b)(c)	16,937	536,734
Conn’s, Inc.(b)(c)	159,790	1,591,508
Dave & Buster’s Entertainment, Inc.(b)(c)	37,661	1,493,635
Designer Brands, Inc., Class A	179,351	2,744,070
Dine Brands Global, Inc.	11,921	889,187
Dorman Products, Inc.(b)(c)	16,966	1,520,832
El Pollo Loco Holdings, Inc.(c)	46,483	506,665
Ethan Allen Interiors, Inc.	31,097	884,710
frontdoor, inc.(b)(c)	63,414	1,481,985
Genesco, Inc.(b)(c)	44,725	2,334,645
Gentherm, Inc.(b)	15,725	1,125,753
G-III Apparel Group Ltd.(b)	152,482	3,298,186
Golden Entertainment, Inc.(b)(c)	25,788	1,142,666
Green Brick Partners, Inc.(b)(c)	66,081	1,597,839
Group 1 Automotive, Inc.	81,412	15,740,196
Guess?, Inc.(c)	143,757	2,984,395
	Shares	Value
Consumer Discretionary-(continued)
Haverty Furniture Cos., Inc., (Acquired 11/17/2014 - 11/30/2022; Cost $983,304)(d)	34,723	$1,094,816
Hibbett, Inc.	22,662	1,510,649
Installed Building Products, Inc.	23,456	1,992,118
iRobot Corp.(b)(c)	22,577	1,176,036
Jack in the Box, Inc.	15,224	1,100,695
Kontoor Brands, Inc.	66,332	2,882,125
La-Z-Boy, Inc.(c)	85,593	2,330,697
LCI Industries	43,328	4,283,406
LGI Homes, Inc.(b)(c)	27,633	2,745,062
Liquidity Services, Inc.(b)(c)	16,129	269,193
LL Flooring Holdings, Inc.(b)(c)	134,781	917,859
M.D.C. Holdings, Inc.(c)	159,869	5,184,552
M/I Homes, Inc.(b)	83,504	3,772,711
MarineMax, Inc.(b)(c)	59,963	1,980,578
Meritage Homes Corp.(b)	64,366	5,561,866
Monarch Casino & Resort, Inc.(b)(c)	6,700	568,495
Monro, Inc.	26,913	1,223,734
Motorcar Parts of America, Inc.(b)(c)	42,662	480,801
Movado Group, Inc.	22,537	725,466
National Vision Holdings, Inc.(b)(c)	51,154	2,069,691
ODP Corp. (The)(b)	213,434	10,272,578
Oxford Industries, Inc.(c)	12,704	1,433,773
Patrick Industries, Inc.	93,057	5,204,678
Perdoceo Education Corp.(b)	58,633	841,384
PetMed Express, Inc.(c)	11,600	229,680
Rent-A-Center, Inc.(c)	160,787	3,873,359
Ruth’s Hospitality Group, Inc.	24,274	425,038
Sally Beauty Holdings, Inc.(b)(c)	241,303	2,837,723
Shake Shack, Inc., Class A(b)(c)	15,173	798,100
Shoe Carnival, Inc.(c)	50,775	1,340,968
Signet Jewelers Ltd.(c)	115,937	7,535,905
Six Flags Entertainment Corp.(b)(c)	59,423	1,431,500
Sleep Number Corp.(b)(c)	44,692	1,307,241
Sonic Automotive, Inc., Class A(c)	263,687	14,012,327
Sonos, Inc.(b)(c)	103,740	1,818,562
Standard Motor Products, Inc.	35,429	1,360,828
Steven Madden Ltd.	66,686	2,303,335
Strategic Education, Inc.(c)	15,454	1,264,137
Stride, Inc.(b)(c)	39,839	1,410,699
Sturm Ruger & Co., Inc.	11,188	614,557
Tri Pointe Homes, Inc.(b)	215,960	3,982,302
Tupperware Brands Corp.(b)(c)	137,283	635,620
Universal Electronics, Inc.(b)(c)	26,395	577,259
Urban Outfitters, Inc.(b)(c)	195,047	5,644,660
Vista Outdoor, Inc.(b)(c)	101,476	2,838,284
Winnebago Industries, Inc.(c)	75,698	4,435,146
Wolverine World Wide, Inc.	121,706	1,363,107
WW International, Inc.(b)(c)	182,709	754,588
XPEL, Inc.(b)(c)(e)	3,857	264,397
Zumiez, Inc.(b)(c)	37,818	879,269
		239,855,677
Consumer Staples-9.49%
Andersons, Inc. (The)(c)	396,216	15,254,316
B&G Foods, Inc.(c)	93,767	1,245,226
Calavo Growers, Inc.	30,293	1,059,043
Cal-Maine Foods, Inc.(c)	28,664	1,670,538
Central Garden & Pet Co.(b)(c)	39,707	1,629,972
Central Garden & Pet Co., Class A(b)	42,171	1,647,621
Chefs’ Warehouse, Inc. (The)(b)	58,639	2,278,125
Edgewell Personal Care Co.	51,301	2,216,716
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
elf Beauty, Inc.(b)	9,949	$546,798
Fresh Del Monte Produce, Inc.	157,307	4,354,258
Hostess Brands, Inc.(b)	48,995	1,293,468
Inter Parfums, Inc.	10,971	1,045,427
J&J Snack Foods Corp.(c)	8,265	1,355,625
John B. Sanfilippo & Son, Inc.	11,278	955,134
Medifast, Inc.	12,237	1,542,474
MGP Ingredients, Inc.	5,976	747,359
National Beverage Corp.(c)	22,456	1,157,158
PriceSmart, Inc.	58,009	4,120,959
Seneca Foods Corp., Class A(b)	26,235	1,686,386
Simply Good Foods Co. (The)(b)(c)	35,118	1,401,208
SpartanNash Co.	270,166	8,874,953
Tootsie Roll Industries, Inc.	16,752	753,002
TreeHouse Foods, Inc.(b)(c)	96,430	4,766,535
United Natural Foods, Inc.(b)	590,139	28,137,828
Universal Corp.	40,455	2,302,294
USANA Health Sciences, Inc.(b)	15,971	879,044
Vector Group Ltd.	154,258	1,712,264
WD-40 Co.(c)	2,449	410,207
		95,043,938
Energy-9.32%
Archrock, Inc.	99,865	869,824
Bristow Group, Inc.(b)	40,049	1,041,274
Callon Petroleum Co.(b)(c)	64,331	2,696,755
Civitas Resources, Inc.	37,721	2,540,887
CONSOL Energy, Inc.	23,113	1,790,102
Core Laboratories N.V.	24,536	531,940
DMC Global, Inc.(b)(c)	20,777	382,089
Dorian LPG Ltd.	18,372	357,703
Dril-Quip, Inc.(b)(c)	13,361	314,518
Green Plains, Inc.(b)(c)	85,237	2,945,791
Helix Energy Solutions Group, Inc.(b)	139,343	889,008
Helmerich & Payne, Inc.	36,497	1,864,267
Laredo Petroleum, Inc.(b)(c)	24,192	1,544,175
Nabors Industries Ltd.(b)(c)	16,231	2,569,854
Nabors Industries Ltd., Wts., expiring 06/11/2026(b)	5,690	165,010
Oceaneering International, Inc.(b)	178,809	2,716,109
Oil States International, Inc.(b)	121,909	822,886
Par Pacific Holdings, Inc.(b)	302,714	7,092,589
Patterson-UTI Energy, Inc.	120,846	2,169,186
PBF Energy, Inc., Class A(c)	1,190	47,326
ProPetro Holding Corp.(b)	111,314	1,222,228
Ranger Oil Corp., Class A(c)	22,677	988,037
REX American Resources Corp.(b)	27,242	803,911
RPC, Inc.	134,549	1,245,924
SM Energy Co.	69,891	3,013,001
Talos Energy, Inc.(b)(c)	73,244	1,439,245
US Silica Holdings, Inc.(b)	84,559	1,106,877
World Fuel Services Corp.	1,763,676	50,176,582
		93,347,098
Financials-8.60%
Ambac Financial Group, Inc.(b)	19,378	315,086
American Equity Investment Life Holding Co.	111,947	4,534,973
Ameris Bancorp	21,091	1,115,292
AMERISAFE, Inc.	5,594	332,116
Apollo Commercial Real Estate Finance, Inc.(c)	38,833	479,976
Assured Guaranty Ltd.	14,965	996,220
Axos Financial, Inc.(b)	17,594	705,695
	Shares	Value
Financials-(continued)
B. Riley Financial, Inc.(c)	19,312	$848,183
Banc of California, Inc.	18,354	311,467
BancFirst Corp.	4,663	475,346
Bancorp, Inc. (The)(b)(c)	12,682	380,080
BankUnited, Inc.	26,948	989,531
Banner Corp.	9,150	646,173
Berkshire Hills Bancorp, Inc.	12,694	395,799
Blucora, Inc.(b)(c)	41,236	1,032,962
Brightsphere Investment Group, Inc.	24,779	504,500
Brookline Bancorp, Inc.	23,948	340,541
Capitol Federal Financial, Inc.(c)	28,434	237,993
Central Pacific Financial Corp.	11,171	236,713
City Holding Co.(c)	2,778	283,134
Columbia Banking System, Inc.(c)	20,385	694,313
Community Bank System, Inc.	9,350	609,059
Customers Bancorp, Inc.(b)(c)	24,896	803,394
CVB Financial Corp.(c)	17,681	507,091
Dime Community Bancshares, Inc.	12,656	451,440
Donnelley Financial Solutions, Inc.(b)(c)	21,726	829,499
Eagle Bancorp, Inc.(c)	7,481	352,804
Ellington Financial, Inc.	17,734	241,892
Employers Holdings, Inc.	15,852	736,642
Encore Capital Group, Inc.(b)(c)	27,670	1,394,568
Enova International, Inc.(b)	38,302	1,545,103
EZCORP, Inc., Class A(b)	91,547	917,301
FB Financial Corp.	14,707	629,607
First Bancorp	62,666	963,803
First Bancorp/Southern Pines NC(c)	9,058	440,491
First Commonwealth Financial Corp.	27,061	398,338
First Financial Bancorp	27,895	737,265
First Hawaiian, Inc.	26,203	695,690
Flagstar Bancorp, Inc.	45	1,689
Franklin BSP Realty Trust, Inc.(c)	16,026	233,980
Genworth Financial, Inc., Class A(b)	1,716,049	8,631,726
Granite Point Mortgage Trust, Inc.(c)	19,560	125,380
Green Dot Corp., Class A(b)(c)	62,595	1,275,686
Hanmi Financial Corp.	10,128	273,962
HCI Group, Inc.	8,905	333,225
Heritage Financial Corp.	8,114	266,951
Hilltop Holdings, Inc.	54,210	1,615,458
HomeStreet, Inc.	8,866	242,042
Hope Bancorp, Inc.	40,973	558,052
Horace Mann Educators Corp.	34,150	1,317,848
Independent Bank Corp.	7,314	662,063
Independent Bank Group, Inc.(c)	8,821	581,657
James River Group Holdings Ltd.	30,090	722,762
KKR Real Estate Finance Trust, Inc.(c)	15,346	253,976
Lakeland Financial Corp.(c)	2,944	232,458
LendingTree, Inc.(b)	28,284	677,402
Mercury General Corp.	97,538	3,538,679
Mr. Cooper Group, Inc.(b)	63,450	2,865,402
National Bank Holdings Corp., Class A	7,117	331,012
NBT Bancorp, Inc.	12,213	563,752
New York Mortgage Trust, Inc.	104,175	292,732
NMI Holdings, Inc., Class A(b)	23,183	499,130
Northfield Bancorp, Inc.	11,150	177,842
Northwest Bancshares, Inc.	34,185	522,689
OFG Bancorp	20,732	600,606
Pacific Premier Bancorp, Inc.	22,895	845,970
Palomar Holdings, Inc.(b)(c)	3,300	207,042
Park National Corp.(c)	3,277	495,908
Pathward Financial, Inc.	15,049	655,083

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
PennyMac Mortgage Investment Trust(c)	17,628	$269,180
Piper Sandler Cos.	14,337	2,059,653
PRA Group, Inc.(b)(c)	25,845	888,551
Preferred Bank	3,160	238,864
ProAssurance Corp.	50,565	1,010,794
PROG Holdings, Inc.(b)(c)	120,377	2,370,223
Provident Financial Services, Inc.	19,694	443,706
Ready Capital Corp.(c)	51,240	686,616
Redwood Trust, Inc.	90,654	716,167
Renasant Corp.	17,535	714,902
S&T Bancorp, Inc.	10,792	403,837
Safety Insurance Group, Inc.	8,502	779,973
Seacoast Banking Corp. of Florida(c)	11,067	380,483
ServisFirst Bancshares, Inc.(c)	5,321	403,438
Simmons First National Corp., Class A	34,283	795,708
SiriusPoint Ltd. (Bermuda)(b)	401,382	2,617,011
Southside Bancshares, Inc.	6,535	237,482
Stewart Information Services Corp.(c)	60,311	2,669,365
StoneX Group, Inc.(b)	17,593	1,785,162
Tompkins Financial Corp.	3,942	329,315
Triumph Financial, Inc.(b)(c)	7,436	444,375
Trupanion, Inc.(b)(c)	10,026	524,059
TrustCo Bank Corp.	5,207	202,240
Trustmark Corp.	20,358	744,696
Two Harbors Investment Corp.(c)	3,591	58,892
United Community Banks, Inc.	22,186	864,588
United Fire Group, Inc.	30,441	929,973
Universal Insurance Holdings, Inc.	91,060	1,000,749
Veritex Holdings, Inc.	12,081	394,565
Virtus Investment Partners, Inc.	4,456	864,197
Walker & Dunlop, Inc.	11,645	1,040,015
Westamerica Bancorporation(c)	3,682	227,363
WisdomTree, Inc.	54,772	305,080
World Acceptance Corp.(b)(c)	4,632	328,455
WSFS Financial Corp.(c)	13,894	673,998
		86,115,919
Health Care-7.38%
AdaptHealth Corp.(b)(c)	132,396	2,953,755
Addus HomeCare Corp.(b)(c)	8,957	987,778
Allscripts Healthcare Solutions, Inc.(b)(c)	57,441	1,087,933
AMN Healthcare Services, Inc.(b)	45,563	5,636,143
Amphastar Pharmaceuticals, Inc.(b)(c)	15,676	462,285
AngioDynamics, Inc.(b)	12,944	167,625
ANI Pharmaceuticals, Inc.(b)(c)	6,275	263,236
Anika Therapeutics, Inc.(b)	6,123	193,119
Apollo Medical Holdings, Inc.(b)(c)	20,797	591,883
Arcus Biosciences, Inc.(b)(c)	14,864	522,767
Artivion, Inc.(b)(c)	12,866	164,556
Avanos Medical, Inc.(b)(c)	28,337	762,265
Avid Bioservices, Inc.(b)(c)	6,342	99,316
BioLife Solutions, Inc.(b)(c)	5,145	108,920
Cara Therapeutics, Inc.(b)(c)	4,133	48,769
Cardiovascular Systems, Inc.(b)	15,481	216,889
Coherus Biosciences, Inc.(b)(c)	24,171	165,813
Collegium Pharmaceutical, Inc.(b)	16,740	366,104
Community Health Systems, Inc.(b)	3,553,152	12,187,311
Computer Programs & Systems, Inc.(b)	9,428	279,069
CONMED Corp.(c)	9,815	813,173
Corcept Therapeutics, Inc.(b)	13,966	353,060
CorVel Corp.(b)(c)	3,919	599,489
Cross Country Healthcare, Inc.(b)(c)	88,851	3,179,089
Cutera, Inc.(b)(c)	4,557	216,822
	Shares	Value
Health Care-(continued)
Cytokinetics, Inc.(b)(c)	2,568	$109,140
Dynavax Technologies Corp.(b)(c)	53,367	662,284
Eagle Pharmaceuticals, Inc.(b)(c)	8,051	292,412
Embecta Corp.(c)	32,874	1,082,212
Emergent BioSolutions, Inc.(b)(c)	59,187	728,000
Enanta Pharmaceuticals, Inc.(b)(c)	1,291	56,533
Enhabit, Inc.(b)	62,363	892,415
Ensign Group, Inc. (The)	28,948	2,750,060
Fulgent Genetics, Inc.(b)(c)	19,346	701,679
Glaukos Corp.(b)(c)	4,741	220,788
Harmony Biosciences Holdings, Inc.(b)(c)	7,176	428,909
HealthStream, Inc.(b)	10,693	271,602
Heska Corp.(b)(c)	2,604	167,567
Innoviva, Inc.(b)(c)	29,231	383,803
Inogen, Inc.(b)(c)	11,943	266,568
Integer Holdings Corp.(b)	18,228	1,354,705
Ironwood Pharmaceuticals, Inc.(b)(c)	34,987	423,693
iTeos Therapeutics, Inc.(b)(c)	22,626	455,914
Joint Corp. (The)(b)(c)	4,359	64,993
LeMaitre Vascular, Inc.	2,873	134,600
Ligand Pharmaceuticals, Inc.(b)(c)	2,319	169,055
Meridian Bioscience, Inc.(b)(c)	9,939	318,048
Merit Medical Systems, Inc.(b)(c)	16,857	1,213,704
Mesa Laboratories, Inc.	1,109	187,610
ModivCare, Inc.(b)(c)	18,854	1,451,758
Myriad Genetics, Inc.(b)	27,305	553,199
Nektar Therapeutics(b)(c)	17,250	48,300
NeoGenomics, Inc.(b)(c)	43,361	486,077
NextGen Healthcare, Inc.(b)(c)	32,914	684,611
OmniAb, Inc.(b)	56	198
OmniAb, Inc.(b)(f)	785	0
OmniAb, Inc.(b)(f)	785	0
OptimizeRx Corp.(b)(c)	3,712	78,286
OraSure Technologies, Inc.(b)	59,224	298,489
Organogenesis Holdings, Inc.(b)(c)	115,581	316,692
Orthofix Medical, Inc.(b)(c)	19,963	359,134
Owens & Minor, Inc.(c)	324,219	6,682,154
Pacira BioSciences, Inc.(b)(c)	10,203	492,295
Pediatrix Medical Group, Inc.(b)(c)	99,722	1,593,558
Pennant Group, Inc. (The)(b)	27,651	285,911
Phibro Animal Health Corp., Class A	57,824	711,813
Prestige Consumer Healthcare, Inc.(b)	19,447	1,195,213
RadNet, Inc.(b)(c)	58,549	1,157,514
REGENXBIO, Inc.(b)(c)	15,533	371,239
Select Medical Holdings Corp.	218,416	5,368,665
Simulations Plus, Inc.(c)	800	32,472
Supernus Pharmaceuticals, Inc.(b)(c)	16,841	618,401
SurModics, Inc.(b)	2,751	99,394
uniQure N.V. (Netherlands)(b)	2,799	74,062
US Physical Therapy, Inc.	6,271	541,877
Vanda Pharmaceuticals, Inc.(b)	23,640	257,912
Varex Imaging Corp.(b)(c)	36,157	767,975
Vericel Corp.(b)(c)	5,523	126,090
Vir Biotechnology, Inc.(b)(c)	87,239	2,461,885
Xencor, Inc.(b)(c)	10,344	307,424
Zimvie, Inc.(b)(c)	59,834	534,916
Zynex, Inc.(c)	14,054	192,821
		73,913,798
Industrials-19.20%
3D Systems Corp.(b)(c)	53,123	538,667
AAON, Inc.	10,724	849,984
AAR Corp.(b)(c)	39,171	1,823,802

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
ABM Industries, Inc.(c)	142,391	$6,718,007
Aerojet Rocketdyne Holdings, Inc.(b)	44,273	2,302,196
AeroVironment, Inc.(b)	4,196	385,990
Alamo Group, Inc.	10,076	1,516,438
Albany International Corp., Class A(c)	10,530	1,067,426
Allegiant Travel Co.(b)(c)	19,347	1,598,256
American Woodmark Corp.(b)	34,382	1,863,504
Apogee Enterprises, Inc.	30,227	1,458,453
Applied Industrial Technologies, Inc.	32,399	4,292,544
ArcBest Corp.(c)	59,785	4,948,405
Arcosa, Inc.	34,821	2,127,563
Astec Industries, Inc.	26,633	1,178,244
Atlas Air Worldwide Holdings, Inc.(b)(c)	40,747	4,106,075
AZZ, Inc.(c)	21,552	897,210
Barnes Group, Inc.(c)	36,023	1,534,220
Boise Cascade Co.	120,472	8,919,747
Brady Corp., Class A(c)	26,939	1,290,378
CIRCOR International, Inc.(b)(c)	40,904	1,126,905
Comfort Systems USA, Inc.	32,328	4,097,897
CoreCivic, Inc.(b)	177,469	2,356,788
Deluxe Corp.	108,407	2,096,591
DXP Enterprises, Inc.(b)	44,225	1,142,332
Encore Wire Corp.(c)	21,566	3,151,008
Enerpac Tool Group Corp.	26,962	675,129
EnPro Industries, Inc.	12,405	1,473,714
ESCO Technologies, Inc.	9,015	847,500
Exponent, Inc.	4,793	495,644
Federal Signal Corp.	29,541	1,435,397
Forrester Research, Inc.(b)(c)	11,958	420,682
Forward Air Corp.	17,597	1,977,375
Franklin Electric Co., Inc.	19,791	1,648,590
GEO Group, Inc. (The)(b)(c)	247,645	2,927,164
Gibraltar Industries, Inc.(b)	30,661	1,551,753
GMS, Inc.(b)	100,460	4,932,586
Granite Construction, Inc.(c)	94,625	3,408,393
Greenbrier Cos., Inc. (The)(c)	83,190	3,193,664
Griffon Corp.	72,994	2,577,418
Harsco Corp.(b)(c)	301,929	2,258,429
Hawaiian Holdings, Inc.(b)(c)	128,410	1,784,899
Healthcare Services Group, Inc.	112,429	1,568,385
Heartland Express, Inc.	40,169	672,429
Heidrick & Struggles International, Inc.	38,385	1,140,035
Hillenbrand, Inc.	66,782	3,339,100
HNI Corp.	68,262	1,979,598
Hub Group, Inc., Class A(b)	59,149	4,977,388
Insteel Industries, Inc.	25,045	738,577
Interface, Inc.	112,534	1,218,743
John Bean Technologies Corp.	17,982	1,651,827
Kaman Corp.	19,034	387,723
KAR Auction Services, Inc.(b)(c)	124,630	1,712,416
Kelly Services, Inc., Class A	302,802	5,144,606
Korn Ferry	49,090	2,799,603
Lindsay Corp.	4,236	747,612
Marten Transport Ltd.	54,910	1,170,132
Matson, Inc.(c)	59,329	3,782,817
Matthews International Corp., Class A	64,051	2,027,855
Moog, Inc., Class A	35,534	3,092,524
Mueller Industries, Inc.	60,505	4,160,929
MYR Group, Inc.(b)	26,178	2,500,784
National Presto Industries, Inc.	4,534	313,390
NOW, Inc.(b)	150,339	1,876,231
NV5 Global, Inc.(b)(c)	4,989	720,960
	Shares	Value
Industrials-(continued)
Park Aerospace Corp.	4,375	$57,881
PGT Innovations, Inc.(b)	59,816	1,183,759
Pitney Bowes, Inc.	1,125,298	4,298,638
Powell Industries, Inc.	19,670	517,714
Proto Labs, Inc.(b)(c)	11,559	306,545
Quanex Building Products Corp.(c)	52,617	1,250,706
Resideo Technologies, Inc.(b)	261,516	4,236,559
Resources Connection, Inc.(c)	38,228	737,800
SkyWest, Inc.(b)	140,461	2,591,506
SPX Technologies, Inc.(b)	20,233	1,353,588
Standex International Corp.	7,764	815,608
Sun Country Airlines Holdings, Inc.(b)(c)	37,734	762,227
Tennant Co.	16,403	1,042,083
Titan International, Inc.(b)(c)	140,034	2,006,687
Trinity Industries, Inc.(c)	71,203	2,180,948
Triumph Group, Inc.(b)	106,785	1,222,688
TrueBlue, Inc.(b)(c)	105,155	2,269,245
UFP Industries, Inc.	113,162	9,263,441
UniFirst Corp.(c)	9,979	1,933,531
Veritiv Corp.(c)	56,495	7,600,837
Viad Corp.(b)(c)	22,045	652,752
Wabash National Corp.(c)	128,211	3,214,250
		192,219,624
Information Technology-9.01%
8x8, Inc.(b)(c)	132,621	567,618
A10 Networks, Inc.	18,091	338,483
Adeia, Inc.	56,889	628,623
ADTRAN Holdings, Inc.	28,591	579,540
Advanced Energy Industries, Inc.	16,522	1,530,598
Agilysys, Inc.(b)	3,189	211,750
Alarm.com Holdings, Inc.(b)	10,545	526,196
Alpha & Omega Semiconductor Ltd.(b)(c)	20,224	709,458
Arlo Technologies, Inc.(b)	81,265	310,432
Avid Technology, Inc.(b)(c)	15,254	428,332
Axcelis Technologies, Inc.(b)	11,394	909,925
Badger Meter, Inc.	5,102	590,914
Benchmark Electronics, Inc.	89,209	2,575,464
Cerence, Inc.(b)(c)	17,619	361,366
CEVA, Inc.(b)(c)	4,309	117,076
Clearfield, Inc.(b)(c)	1,997	262,845
Cohu, Inc.(b)	27,259	976,417
Comtech Telecommunications Corp.	38,366	447,731
Consensus Cloud Solutions, Inc.(b)	8,724	495,436
Corsair Gaming, Inc.(b)(c)	97,474	1,644,386
CSG Systems International, Inc.	17,432	1,077,995
CTS Corp.	11,911	506,218
Diebold Nixdorf, Inc.(b)(c)	1,119,545	2,407,022
Digi International, Inc.(b)(c)	9,454	401,511
Digital Turbine, Inc.(b)(c)	38,186	697,276
Diodes, Inc.(b)	25,237	2,327,609
Ebix, Inc.	38,950	739,660
ePlus, Inc.(b)(c)	36,474	1,811,299
EVERTEC, Inc.	16,368	552,747
Extreme Networks, Inc.(b)	72,436	1,518,983
Fabrinet (Thailand)(b)(c)	20,494	2,734,105
FARO Technologies, Inc.(b)(c)	8,994	269,100
FormFactor, Inc.(b)(c)	25,754	594,145
Harmonic, Inc.(b)(c)	49,414	758,011
Ichor Holdings Ltd.(b)	36,576	1,089,233
Insight Enterprises, Inc.(b)(c)	112,165	11,655,065
InterDigital, Inc.(c)	9,320	467,584
Itron, Inc.(b)	34,312	1,824,712

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Knowles Corp.(b)(c)	56,145	$875,862
Kulicke & Soffa Industries, Inc. (Singapore)(c)	36,467	1,748,593
LivePerson, Inc.(b)(c)	37,981	445,897
LiveRamp Holdings, Inc.(b)	24,987	548,715
MaxLinear, Inc.(b)	24,965	913,719
Methode Electronics, Inc.(c)	26,895	1,228,564
NETGEAR, Inc.(b)	39,606	781,426
NetScout Systems, Inc.(b)(c)	26,349	982,291
OneSpan, Inc.(b)	18,661	234,569
Onto Innovation, Inc.(b)	11,966	956,682
OSI Systems, Inc.(b)	13,821	1,222,882
PC Connection, Inc.(b)	60,988	3,387,883
PDF Solutions, Inc.(b)	4,495	141,008
Perficient, Inc.(b)	10,504	746,309
Photronics, Inc.(b)	46,334	871,079
Plexus Corp.(b)(c)	35,101	3,868,832
Progress Software Corp.	11,417	608,754
Rambus, Inc.(b)(c)	14,259	547,260
Rogers Corp.(b)	3,532	385,129
Sanmina Corp.(b)	139,420	9,214,268
ScanSource, Inc.(b)	113,035	3,375,225
SMART Global Holdings, Inc.(b)(c)	94,510	1,598,164
SPS Commerce, Inc.(b)(c)	3,066	436,169
TTEC Holdings, Inc.	41,544	1,992,035
TTM Technologies, Inc.(b)	141,386	2,272,073
Ultra Clean Holdings, Inc.(b)	72,895	2,597,249
Unisys Corp.(b)	209,326	900,102
Veeco Instruments, Inc.(b)(c)	27,629	549,265
Viavi Solutions, Inc.(b)	83,689	948,196
Xperi, Inc.(b)	22,757	243,727
		90,266,792
Materials-7.56%
AdvanSix, Inc.	49,342	2,030,917
American Vanguard Corp.	27,655	636,065
Arconic Corp.(b)(c)	304,763	7,262,502
ATI, Inc.(b)(c)	97,746	2,982,230
Balchem Corp.(c)	6,085	856,768
Carpenter Technology Corp.(c)	47,390	1,945,833
Century Aluminum Co.(b)(c)	317,702	2,862,495
Clearwater Paper Corp.(b)	42,800	1,670,484
Compass Minerals International, Inc.	27,902	1,237,454
FutureFuel Corp.	50,862	449,620
H.B. Fuller Co.	49,122	3,944,988
Hawkins, Inc.	20,367	847,267
Haynes International, Inc.	10,089	504,046
Innospec, Inc.	17,695	1,962,199
Kaiser Aluminum Corp.(c)	41,472	3,749,069
Koppers Holdings, Inc.	71,810	2,139,220
Livent Corp.(b)(c)	15,822	442,858
Materion Corp.	18,408	1,482,948
Mativ Holdings, Inc., Class A(c)	59,702	1,240,011
Mercer International, Inc. (Germany)	139,880	1,930,344
Minerals Technologies, Inc.	29,991	1,808,157
Myers Industries, Inc.	42,412	989,896
O-I Glass, Inc.(b)(c)	429,588	7,049,539
Olympic Steel, Inc.	91,846	3,222,876
Quaker Chemical Corp.(c)	9,580	1,885,248
Rayonier Advanced Materials, Inc.(b)(c)	297,867	2,305,491
Stepan Co.	24,049	2,683,147
SunCoke Energy, Inc.	231,675	1,959,971
Sylvamo Corp.	91,105	4,927,869
TimkenSteel Corp.(b)(c)	82,561	1,543,891
	Shares	Value
Materials-(continued)
Tredegar Corp.	84,555	$874,299
Trinseo PLC(c)	183,910	4,533,381
Warrior Met Coal, Inc.	47,997	1,767,250
		75,728,333
Real Estate-2.63%
Acadia Realty Trust(c)	17,923	275,656
Agree Realty Corp.	4,733	331,073
Alexander & Baldwin, Inc.(c)	19,588	386,863
American Assets Trust, Inc.	13,393	392,281
Anywhere Real Estate, Inc.(b)(c)	737,234	5,566,117
Armada Hoffler Properties, Inc.(c)	22,442	272,670
Brandywine Realty Trust	54,906	379,401
CareTrust REIT, Inc.	8,437	167,053
Centerspace(c)	2,754	177,633
Chatham Lodging Trust(b)	13,393	179,064
Community Healthcare Trust, Inc.	2,340	82,508
DiamondRock Hospitality Co.	85,596	805,458
Diversified Healthcare Trust	858,467	849,882
Douglas Elliman, Inc.(c)	259,439	1,068,889
Easterly Government Properties, Inc.	14,503	229,728
Elme Communities(c)	8,461	167,189
Essential Properties Realty Trust, Inc.	10,943	253,987
Four Corners Property Trust, Inc.	7,412	201,162
Franklin Street Properties Corp.	52,243	152,550
Getty Realty Corp.(c)	4,898	161,732
Global Net Lease, Inc.(c)	26,928	364,336
Hersha Hospitality Trust, Class A	34,150	328,865
Hudson Pacific Properties, Inc.	62,922	727,378
Industrial Logistics Properties Trust(c)	37,834	153,984
Innovative Industrial Properties, Inc.(c)	2,422	293,571
iStar, Inc.	21,631	173,697
LTC Properties, Inc.	3,382	132,879
LXP Industrial Trust(c)	29,265	314,891
Marcus & Millichap, Inc.(c)	37,372	1,391,733
NexPoint Residential Trust, Inc.(c)	4,134	198,804
Office Properties Income Trust(c)	29,986	458,486
Orion Office REIT, Inc.	13,917	129,289
Outfront Media, Inc.	79,355	1,451,403
RE/MAX Holdings, Inc., Class A(c)	14,958	311,126
Retail Opportunity Investments Corp.	16,124	245,891
RPT Realty(c)	21,222	237,686
Safehold, Inc.(c)	5,120	151,150
Saul Centers, Inc.	5,154	222,137
Service Properties Trust(c)	234,583	1,841,477
SITE Centers Corp.	28,138	382,395
St. Joe Co. (The)(c)	6,951	267,127
Summit Hotel Properties, Inc.	61,885	529,117
Sunstone Hotel Investors, Inc.(c)	62,655	688,578
Tanger Factory Outlet Centers, Inc.(c)	26,067	507,003
Uniti Group, Inc.	108,541	827,082
Universal Health Realty Income Trust(c)	1,584	83,144
Urban Edge Properties(c)	24,476	385,008
Urstadt Biddle Properties, Inc., Class A(c)	7,776	148,755
Veris Residential, Inc.(b)(c)	22,445	360,467
Whitestone REIT	12,251	119,202
Xenia Hotels & Resorts, Inc.(c)	48,567	748,903
		26,276,460
Utilities-0.71%
American States Water Co.	5,318	521,111
Avista Corp.	35,312	1,457,679
California Water Service Group	12,770	829,156

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
Chesapeake Utilities Corp.	4,578	$548,124
Middlesex Water Co.	1,571	146,810
Northwest Natural Holding Co.	17,901	897,019
South Jersey Industries, Inc.	63,914	2,217,816
Unitil Corp.	9,541	523,038
		7,140,753
Total Common Stocks & Other Equity Interests (Cost $985,442,225)		1,001,650,707
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(g)(h) (Cost $36,943)	36,943	36,943
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $985,479,168)		1,001,687,650
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.07%
Invesco Private Government Fund, 3.83%(g)(h)(i)	66,682,702	$66,682,702
Invesco Private Prime Fund, 4.15%(g)(h)(i)	174,351,246	174,386,111
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $241,041,488)		241,068,813
TOTAL INVESTMENTS IN SECURITIES-124.09% (Cost $1,226,520,656)		1,242,756,463
OTHER ASSETS LESS LIABILITIES-(24.09)%		(241,286,615)
NET ASSETS-100.00%		$1,001,469,848

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Restricted security. The value of this security at November 30, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2022 represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,315,172	$8,467,569	$(9,745,798)	$-	$-	$36,943	$3,577
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	60,858,717	76,177,719	(70,353,734)	-	-	66,682,702	503,642*
Invesco Private Prime Fund	156,537,964	169,519,498	(151,691,668)	12,643	7,674	174,386,111	1,358,872*
Total	$218,711,853	$254,164,786	$(231,791,200)	$12,643	$7,674	$241,105,756	$1,866,091

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.49%
Communication Services-2.27%
Omnicom Group, Inc.(b)	278,059	$22,177,986
Consumer Discretionary-14.86%
Best Buy Co., Inc.	682,535	58,220,235
Gap, Inc. (The)(b)	2,081,155	30,259,994
Kohl’s Corp.	908,564	29,146,733
Leggett & Platt, Inc.(b)	231,323	8,237,412
VF Corp.(b)	596,071	19,563,050
		145,427,424
Consumer Staples-9.78%
Energizer Holdings, Inc.	152,956	5,214,270
Kraft Heinz Co. (The)	976,056	38,407,804
Walgreens Boots Alliance, Inc.	1,255,378	52,098,187
		95,720,261
Energy-18.90%
Chevron Corp.(b)	251,593	46,119,513
DT Midstream, Inc.(b)	21,721	1,310,428
Exxon Mobil Corp.(b)	408,554	45,488,402
Phillips 66	433,807	47,042,031
Valero Energy Corp.	337,019	45,032,479
		184,992,853
Financials-22.74%
Associated Banc-Corp	68,110	1,675,506
Citigroup, Inc.	980,647	47,473,121
Citizens Financial Group, Inc.	257,597	10,916,961
F.N.B. Corp.	134,544	1,897,071
Franklin Resources, Inc.(b)	518,029	13,888,358
Huntington Bancshares, Inc.(b)	650,314	10,066,861
Invesco Ltd.(c)	616,230	11,776,155
KeyCorp	584,225	10,989,272
Navient Corp.	299,741	4,966,708
Old Republic International Corp.	527,712	12,928,944
Truist Financial Corp.	753,988	35,294,178
U.S. Bancorp	854,803	38,799,508
Umpqua Holdings Corp.	96,229	1,950,562
United Bankshares, Inc.	34,836	1,494,116
Unum Group	376,790	15,893,002
Valley National Bancorp	201,512	2,551,142
		222,561,465
Health Care-2.81%
Viatris, Inc.	2,498,443	27,557,826
Industrials-0.53%
MSC Industrial Direct Co., Inc., Class A	60,852	5,222,927
Information Technology-4.92%
Intel Corp.	1,602,440	48,185,371
Materials-5.68%
Amcor PLC	1,789,479	22,100,066
International Paper Co.	903,717	33,545,975
		55,646,041
	Shares	Value
Real Estate-3.94%
Apartment Income REIT Corp.	28,151	$1,071,145
Boston Properties, Inc.	56,995	4,108,200
Brixmor Property Group, Inc.	83,206	1,928,715
Corporate Office Properties Trust(b)	33,407	927,712
Cousins Properties, Inc.(b)	45,646	1,204,141
Douglas Emmett, Inc.(b)	80,076	1,386,916
Federal Realty Investment Trust(b)	15,231	1,692,164
Healthcare Realty Trust, Inc.	53,454	1,097,411
Healthpeak Properties, Inc.	123,572	3,245,001
Iron Mountain, Inc.	140,512	7,634,017
Kite Realty Group Trust(b)	48,562	1,107,214
Lamar Advertising Co., Class A(b)	30,319	3,036,145
National Retail Properties, Inc.	25,738	1,193,214
Realty Income Corp.	65,356	4,122,003
Regency Centers Corp.	29,038	1,928,994
VICI Properties, Inc.(b)	85,264	2,916,029
		38,599,021
Utilities-13.06%
ALLETE, Inc.(b)	39,543	2,617,747
Duke Energy Corp.	423,465	42,316,857
FirstEnergy Corp.	436,926	18,018,828
NorthWestern Corp.	37,238	2,175,072
OGE Energy Corp.	112,407	4,547,987
Pinnacle West Capital Corp.	84,931	6,651,796
PPL Corp.	353,302	10,429,475
Southern Co. (The)	556,967	37,673,248
Spire, Inc.(b)	46,034	3,411,119
		127,842,129
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.49% (Cost $910,262,215)		973,933,304
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.84%
Invesco Private Government Fund, 3.83%(c)(d)(e)	26,971,614	26,971,614
Invesco Private Prime Fund, 4.15%(c)(d)(e)	69,333,309	69,347,174
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $96,314,256)		96,318,788
TOTAL INVESTMENTS IN SECURITIES-109.33% (Cost $1,006,576,471)		1,070,252,092
OTHER ASSETS LESS LIABILITIES-(9.33)%		(91,347,201)
NET ASSETS-100.00%		$978,904,891
See accompanying notes which are an integral part of this schedule.

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Invesco Ltd.	$-	$9,624,905	$(21,755)	$2,169,082	$3,923	$11,776,155	$107,522
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	7,469,796	(7,469,796)	-	-	-	3,347
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,112,363	66,419,613	(68,560,362)	-	-	26,971,614	144,767*
Invesco Private Prime Fund	75,625,363	155,519,222	(161,807,365)	2,390	7,564	69,347,174	395,376*
Total	$104,737,726	$239,033,536	$(237,859,278)	$2,171,472	$11,487	$108,094,943	$651,012

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022.The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,661,563,477	$-	$-	$1,661,563,477
Money Market Funds	-	46,925,280	-	46,925,280
Total Investments	$1,661,563,477	$46,925,280	$-	$1,708,488,757
Invesco S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$393,724,694	$-	$-	$393,724,694
Money Market Funds	260,032	73,937,268	-	74,197,300
Total Investments	$393,984,726	$73,937,268	$-	$467,921,994
Invesco S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,001,650,707	$-	$0	$1,001,650,707
Money Market Funds	36,943	241,068,813	-	241,105,756
Total Investments	$1,001,687,650	$241,068,813	$0	$1,242,756,463
Invesco S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$973,933,304	$-	$-	$973,933,304
Money Market Funds	-	96,318,788	-	96,318,788
Total Investments	$973,933,304	$96,318,788	$-	$1,070,252,092